Related parties	12 Months Ended
Mar. 31, 2019
Related parties
Related parties

14.Related parties

1)	Nature of relationships with related parties

Name of related parties	Relationship with the Company
Gao Xiaofeng	Ok Chairman of the Board of Directors and Chief Executive Officer, 32.3% beneficial owner of the Company

2)Transactions and balances with related parties

Amounts due to a related party:

The was no related party transactions and balance for the period ended March 31, 2019.